Lease (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease [Abstract]
Weighted-average remaining lease term	9 months
Weighted-average discount rate	3.35%
Operating lease cost	¥ 777	¥ 1,153
Amortization expenses of right-of-use assets	759
Interest expenses of lease liabilities	¥ 18